Vehicles and Equipment on Operating Leases (Tables)	12 Months Ended
Mar. 31, 2016
Summary of Vehicles and Equipment on Operating Lease

Vehicles and equipment on operating leases consist of the following:

	Yen in millions
	March 31,
	2015	2016
Vehicles	5,169,524	5,778,463
Equipment	163,195	12,836
Less - Deferred income and other	(132,733)	(138,677)

	5,199,986	5,652,622
Less - Accumulated depreciation	(1,080,936)	(1,133,785)
Less - Allowance for credit losses	(9,366)	(13,049)

Vehicles and equipment on operating leases, net	4,109,684	4,505,788

Future Minimum Rentals from Vehicles and Equipment on Operating Leases

Future minimum rentals from vehicles and equipment on operating leases are due in installments as follows:

Years ending March 31,	Yen in millions
2017	738,681
2018	500,855
2019	225,526
2020	48,217
2021	11,719
Thereafter	1,355

Total minimum future rentals	1,526,353